BISYS

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

March 3, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Attn: Filing Desk

Re:	Access One Trust

File Nos. 333-119022, 811-21634

Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of Access One Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information do not differ from those contained in Post-Effective Amendment No. 10 to the Registration Statement of Access One Trust, which was filed electronically with the Securities and Exchange Commission on Monday, February 27, 2006.

Questions related to this filing should be directed to my attention at (617) 824-1214 or, in my absence, to Marc Bryant, ProFund Advisors LLC at (240) 497-6504.

Sincerely,

/s/ Michael Lawlor
Michael Lawlor Assistant Counsel

cc:	Marc R. Bryant

Stephenie Adams

John Loder, Esq